JPMorgan Institutional Tax Free Money Market Fund Expense Example - Agency Shares [Member] - JPMorgan Institutional Tax Free Money Market Fund - Agency	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 27
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	$ 400